OTHER PROVISIONS (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Non-current provisions
Beginning balance, non-current	€ 345	€ 237
Additions, non-current		169
Utilization, non-current	8	61
Reclassification, non-current	(83)
Ending balance, non-current	254	345
Current provisions
Beginning balance, current	184	973
Additions, current	165	420
Utilization, current	17	1,115
Reclassification, current	(83)
Reversal of unused amount, current		94
Ending balance, current	415	184
Warranty provision
Non-current provisions
Beginning balance, non-current	211	238
Utilization, non-current		27
Reclassification, non-current	(83)
Ending balance, non-current	128	211
Current provisions
Beginning balance, current	39	225
Additions, current		250
Utilization, current		374
Reclassification, current	(83)
Reversal of unused amount, current		(62)
Ending balance, current	122	39
Jubilee provision
Non-current provisions
Beginning balance, non-current	134	2
Additions, non-current		169
Utilization, non-current	8	34
Ending balance, non-current	126	134
Provision for legal claims
Current provisions
Beginning balance, current	9	53
Utilization, current		(40)
Reversal of unused amount, current		4
Ending balance, current	9	9
Other provisions
Current provisions
Beginning balance, current	136	695
Additions, current	165	170
Utilization, current	17	700
Reversal of unused amount, current		28
Ending balance, current	€ 285	€ 136